Share-based compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based compensation
Share-based compensation

7. Share-based compensation

In March 2020, the Company’s board of directors approved the 2020 Equity Incentive Plan (the “2020 EIP”). The 2020 EIP provides for the granting of incentive and nonqualified stock options, stock appreciation rights, restricted stock units, performance awards and other share-based awards to the Company’s employees, directors, and consultants. 1,610,432 common shares are authorized for issuance under the 2020 EIP.

The Company recorded $400,157 to research and development expense and $77,088 to general and administrative expenses for share-based compensation for the three months ended March 31, 2021 (March 31, 2020 — $660,163 to general and administrative expenses). The Company did not recognize a tax benefit related to share-based compensation expense during the three months ended March 31, 2021 as the Company had net operating losses carryforwards and recorded a valuation allowance against the deferred tax asset.

The following table summarizes the activity relating to the Company’s options to purchase stock:

			Weighted-
			Average
		Weighted	Remaining
	Number	Average	Contractual
	of Shares	Exercise Price	Term (in years)
Outstanding as of December 31, 2020	659,006	10.33
Granted	100,000	25.00
Exercised	(18,000)	25.00
Forfeited	—	—
Outstanding as of March 31, 2021	741,006	11.95	5.7
Vested and expected to vest as of March 31, 2021	741,006	11.95	5.7
Options exercisable as of March 31, 2021	180,877	11.63	5.7

Weighted-
Average
		Weighted	Remaining
	Number	Average	Contractual
	of Shares	Exercise Price	Term (in years)
Outstanding as of December 31, 2019	—	—
Granted	483,506	5.00
Exercised	—	—
Forfeited	—	—
Outstanding as of March 31, 2020	483,506	5.00	6.0
Vested and expected to vest as of March 31, 2020	483,506	5.00	6.0
Options exercisable as of March 31, 2020	—	—	—

During the three months ended March 31, 2021, 100,000 stock options were granted to a non-employee consultant of the Company. The vesting terms of the grant are such that 25% of the options vested immediately upon grant, 10% of the options vest in a year following the grant and the remaining options vest based on certain performance milestones. During the three months ended March 31, 2021, no share-based compensation expense was recorded in respect of the stock options that vest based on performance milestones as these conditions were not considered probable in accordance with ASC Topic 718, Compensation — Stock Compensation.

During the three months ended March 31, 2020, 1,892 stock options were granted to an employee and 481,614 stock options were granted to non-employee consultants of the Company. 25% of the options vest after the 1st year anniversary and the remaining options vesting ratably over the remaining three years.

The following table presents the assumptions used in the Black-Scholes-Merton option-pricing model to determine the grant date fair value of stock options granted:

	Three months	Three months
	ended March 31,	ended March 31,
	2021	2020
Risk-free interest rate	0.716%	0.504%
Expected term (in years)	5.375	4.25
Expected volatility	65%	65%
Expected dividend yield	0%	0%

During the three months ended March 31, 2021, a non-employee consultant of the Company exercised 18,000 stock options resulting in the issuance of 18,000 common shares for cash proceeds of $450,000.

As of March 31, 2021, the unrecognized share-based compensation expense related to unvested options, was $1,444,371 and the estimated weighted average remaining vesting period was 2.6 years.

10. Share-based compensation

2020 Equity Incentive Plan

In March 2020, the Company’s board of directors approved the 2020 Equity Incentive Plan (the “2020 EIP”). The 2020 EIP provides for the granting of incentive and nonqualified stock options, stock appreciation rights, restricted stock units, performance awards and other share-based awards to the Company’s employees, directors, and consultants. 1,610,432 common shares are authorized for issuance under the 2020 EIP.

Stock options generally vest over a four-year period, with 25% vesting after the 1st year anniversary and the remaining options vesting ratably over the remaining three years. All employee stock options generally expire 6 years from the date of the grant. The Company also issued certain stock options to non-employee service providers during the year ended December 31, 2020.

Share-based compensation expense for the year ended December 31, 2020 was recognized in the Consolidated Statements of Operations as follows:

		Period from
		September 18,
		2019 (date of
	Year ended	incorporation) to
	December 31, 2020	December 31, 2019
	$	$
Research and development	398,139	—
General and administrative	1,362,667	—
Total share-based compensation expense	1,760,806	—

No share-based compensation expense was recorded for the period ended December 31, 2019. The Company did not recognize a tax benefit related to share-based compensation expense during the year ended December 31, 2020 as the Company had net operating losses carryforwards and recorded a valuation allowance against the deferred tax asset.

Stock option valuation

The fair value of stock option grants is estimated using the Black-Scholes-Merton option-pricing model. The Company is a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected share volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded share price. For options with service-based vesting conditions, the expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

The following table presents the assumptions used in the Black-Scholes-Merton option-pricing model to determine the grant date fair value of stock options granted:

Year ended
December 31, 2020
Risk-free interest rate	0.11%- 0.50%
Expected term (in years)	0.35- 4.25
Expected volatility	65%
Expected dividend yield	0%

The following table summarizes the activity relating to the Company’s options to purchase stock:

			Weighted-
			Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(in years)	Value
Outstanding as of December 31, 2019	—	—
Granted	659,006	10.33
Forfeited	—	—
Outstanding as of December 31, 2020	659,006	10.33	5.2	9,670,120
Vested and expected to vest as of December 31, 2020	659,006	10.33	5.2	9,670,120
Options exercisable as of December 31, 2020	53,000	25.00	3.8	—

The aggregate intrinsic value in the table above represents the pretax intrinsic value, which is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common shares. The weighted-average grant date fair value of stock options grated during the year ended December 31, 2020 is $4.85 per option. There were no stock option exercises or forfeitures during the year ended December 31, 2020.

As of December 31, 2020, the unrecognized share-based compensation expense related to unvested options, was $1,433,785 and the estimated weighted average remaining vesting period was 3.1 years.